Related Party Transactions (Details Textual) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Rental expense	$ 24,000	$ 24,000	$ 24,000
Other short-term employee benefits	1,569,000	868,000	650,000
Key management personnel compensation, share-based payment	668,000	$ 775,000	$ 986,000
Resource Capital Fund VI L.P. [Member]
Related party Transaction Costs	$ 172,000